RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2023
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 8:-	RELATED PARTY BALANCES AND TRANSACTIONS

Balances with related parties:

	June 30, 2023	December 31, 2022
	Unaudited

Trade and other payables (a)	$36	$83

Related parties' expenses:

	Six months ended June 30,
	2023	2022
	Unaudited
Amounts charged to:

Research and development expenses (a)	$70	$114

(a)
The Company incurred expenses for research and development services provided by related party for cancer studies in animal models, and breeding and maintenance of animals (mice) to support such studies.